UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Liberty Street Advisors, Inc.
Address:          125 Maiden Lane, 6th Floor
                  New York, NY  10038

13F File Number:     028-13888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew P. Nowack
Title:          Chief Compliance Officer and General Counsel
Phone:          646-839-5548

Signature, Place, and Date of Signing:

/s/Andrew P. Nowack
Andrew P. Nowack
New York, NY
February 13, 2012

Report Type (Check only one.):
[_]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F FILE NUMBER                    NAME
---------------                    ----
28-14519                    Horizon Kinetics, LLC
28-14504                    Center Coast Capital Advisors, LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

     0

FORM 13F Information Table Entry Total:

     9

FORM 13F Information Table Value Total:

     $135 (thousands)

List of Other Included Managers:

NONE


Name of Reporting Manager:  Liberty Street Advisors, Inc.
Report as of December 31, 2011




                                                      FORM 13F INFORMATION TABLE



                                                                AMOUNT AND  INVESTMENT            VOTING
                                 TITLE OF             VALUE     TYPE OF     DESCRETION  OTHER     AUTHORITY
NAME OF ISSUER                   CLASS     CUSIP      (X$1000)  SECURITY*   SOLE        MANAGERS  SOLE
-------------------------------  --------  ---------  --------  ----------  ----------  --------  ---------

CORELOGIC INC                    COMMON    21871D103        26        2,000       2,000             2,000
EXELIS INC                       COMMON    30162A108        14        1,500       1,500             1,500
GENERAL GROWTH PPTYS INC NEW     COMMON    370023103         9          600         600               600
GENIE ENERGY LTD                 CLASS B   372284208         7          900         900               900
MARATHON OIL CORP                COMMON    565849106        23          800         800               800
MARRIOTT VACATIONS WRLDWDE CORP  COMMON    57164Y107        18        1,070       1,070             1,070
MCDERMOTT INTL INC               COMMON    580037109         7          600         600               600
WILLIAMS COS INC DEL             COMMON    969457100        10          300         300               300
XYLEM INC                        COMMON    98419M100        21          800         800               800


* All of the securities listed within this column are stated as "SH".